Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 864,036	$ 206,055	$ (339,204)
Tax at domestic rate	(216,009)	(51,514)	84,801
Tax exempt profit / loss	(4,535)	2,642	4,541
Tax adjustments for previous years	7	57	436
Loss for which no DTA has been recognized	7,586	4,481	27
Non-deductible expenses	(1,602)	(315)	(188)
Use of previously unrecognized tax losses and tax credits	5,283	4,431	4,101
Effect of Tonnage Tax regime	195,768	40,670	(84,881)
Effect of share of profit of equity-accounted investees	(5)	4,389	5,649
Effects of tax regimes in foreign jurisdictions	7,498	(7,645)	(14,059)
Total tax benefit/(expense)	$ (6,009)	$ (2,804)	$ 427
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Total taxes (as a percent)	(0.70%)	(1.36%)	(0.13%)